Note 09 - Property Plant and Equipment, Net (Table)	12 Months Ended
Dec. 31, 2010
Property Plant and Equipment [Abstract]
Property, plant and equipment, at cost [Table Text Block]

	As of December 31,
	2010			2009
		Accumulated			Accumulated
	Cost	depreciation	Net	Cost	depreciation	Net

Buildings and improvements	9,710	(2,062)	7,648	7,093	(1,982)	5,111
Capitalized expenses	58,146	(26,082)	32,064	47,958	(21,633)	26,325
Equipment and other assets	83,017	(32,664)	50,353	60,592	(27,637)	32,955
Capital lease - platforms and vessels	516	(45)	471	813	(63)	750
Petroleum Production Rights -Assignment Agreement	43,868	-	43,868	-	-	-
Rights and concessions	4,835	(1,421)	3,414	3,172	(1,009)	2,163
Land	757	-	757	574	-	574
Materials	4,566	-	4,566	4,360	-	4,360
Expansion projects:
Construction and installations in progress:
Exploration and Production	33,491	-	33,491	27,664	-	27,664
Refining, Transportation & Marketing	33,062	-	33,062	22,683	-	22,683
Gas & Power	6,218	-	6,218	11,010	-	11,010
Distribution	328	-	328	285	-	285
International	158	-	158	680	-	680
Corporate	2,169	-	2,169	1,607	-	1,607
	280,841	(62,274)	218,567	188,491	(52,324)	136,167

Provision for abandonment [Table Text Block]

Liabilities

Balance as of December 31, 2008	2,825

Accretion expenses	164
Liabilities incurred	24
Liabilities settled	(4)
Revision of provision	(955)
Cumulative translation adjustment	758

Balance as of December 31, 2009	2,812

Accretion expenses	137
Liabilities incurred	1,088
Liabilities settled	(124)
Revision of provision	(858)
Cumulative translation adjustment	139

Balance as of December 31, 2010	3,194